Financial Instruments - Additional Information (Detail) - 12 months ended Dec. 31, 2018 $ in Millions	ARS ($)	USD ($)
Disclosure of interest rate risk [line items]
Percentage of increase in foreign currency exchange rate	25.00%	25.00%
Increase in financial expense		$ 0.8
Increase in financial expense	$ 10,700,000	$ 0.3
Increase (decrease) in working capital	$ (703,878,478)
BADLAR Plus 1 [member]
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%	1.00%
Increase in financial expense	$ 2,100,000
LIBOR [member]
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%	1.00%
Average interest rate [member]
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%	1.00%